Deferred revenue	12 Months Ended
Mar. 31, 2020
Deferred revenue
Deferred revenue

13           Deferred revenue

(a)          Deferred revenue consists of the following:

		March 31,
	Note	2019	2020	2020
		RMB	RMB	US$

Payments made by customers prior to completion of cord blood processing services	(i)	185,752	99,506	14,052
Unearned storage fees	(b)	2,384,676	2,593,007	366,203
Total current and non-current deferred revenue	(ii)	2,570,428	2,692,513	380,255

Representing:
Current portion		461,986	402,751	56,879
Non-current portion		2,108,442	2,289,762	323,376
Total current and non-current deferred revenue		2,570,428	2,692,513	380,255

Note:

(i)

The balance of payments made by customers prior to completion of cord blood processing services represented payments received from customers during the year upon the signing of the Agreement but before the performance obligation for processing services is satisfied and before the commencement of storage. Of the balance of RMB185,752 as of March 31, 2019, RMB99,759 (US$14,088) was recognized as revenues for the year ended March 31, 2020 and RMB85,993  (US$12,145) from prior year’s balance was reclassified as unearned storage fees which was included in the increase in unearned storage fees during the year in the analysis disclosed in Note 13(b).

(ii)

Of the total balances of current and non-current deferred revenue, the Group expects to recognize RMB368,872  (US$52,095) in fiscal year 2021, RMB191,090  (US$26,987) in fiscal year 2022, RMB191,138  (US$26,994) in fiscal year 2023, and RMB1,941,413  (US$274,179) in the fiscal year 2024 and thereafter, upon the completion of the Group’s performance obligations on related processing and storage services.

(b)          An analysis of unearned storage fees is as follows:

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Balance at beginning of year	1,763,389	2,112,195	2,384,676	336,781
Deferred revenue arose during the year	674,015	658,262	660,001	93,210
Credited to income
- From prior year's balance	(193,810)	(238,181)	(276,234)	(39,012)
- From deferred revenue arose during the year	(131,399)	(147,600)	(175,436)	(24,776)
Balance at end of year	2,112,195	2,384,676	2,593,007	366,203